Dividend income	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Dividend income	Dividend income
Dividend income includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.
The detail of Income from dividends as follows:

EUR million
	2022	2021	2020
Dividend income classified as:
Financial assets held for trading	366	369	272
Non-trading financial assets mandatorily at fair value through profit or loss	35	32	31
Financial assets at fair value through other comprehensive income	87	112	88
	488	513	391